Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date:: 2025-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Our board of directors adopted a compensation recovery policy (the “Clawback Policy”), designed to comply with Rule 10D-1 of the Exchange Act and Nasdaq Listing Rule 5608, which provides for recoupment of incentive compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under the relevant securities laws. The policy applies to our current and former executive officers. Compensation (as defined in the Clawback Policy) that is granted, earned or vested maybe subject to recoupment. As of the date of this proxy statement, the Company has not been required to prepare an accounting restatement that required the recovery of erroneously awarded compensation pursuant to the Clawback Policy.